Other Assets (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Components of other intangible assets
Gross Carrying Amount	$ 1,710	$ 1,566
Accumulated Amortization	(856)	(749)
Net Carrying Amount	854	817
Other Contracts [Member]
Components of other intangible assets
Gross Carrying Amount	255	269
Accumulated Amortization	(102)	(89)
Net Carrying Amount	153	180
Customer Relationships [Member]
Components of other intangible assets
Gross Carrying Amount	1,455	1,297
Accumulated Amortization	(754)	(660)
Net Carrying Amount	$ 701	$ 637